1. Business and Management's Plan of Operation (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Sales, net	$ 39,000
Loss before income taxes	$ (2,338,000)